Additional Information on Financial Instruments - Fair values of financial assets and liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	€ 75,959,246
Net gain on financial assets	374,000
Net loss on financial liabilities measured at amortized cost related to interest expenses	(903,000)
Net loss on financial assets measured at amortized cost related to expected credit losses	(280,000)
Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount		€ 56,846,308
Noncurrent Loans | Financial liabilities measured at AC | Level 3
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	700,568	1,639,813
Financial Liabilities, Fair Value	677,598	1,590,461
Current Loans | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	34,557,415	20,646,533
Trade accounts payable | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	33,447,088	30,610,890
Other current financial liabilities | Financial liabilities measured at AC
Additional Information on Financial Instruments
Financial Liabilities, Carrying Amount	7,254,176	3,949,072
Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	86,735,817	107,554,205
Financial assets measured at FVTPL
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	3,544,498
Rental deposits | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	24,624	155,105
Investments in securities | Financial assets measured at FVTPL | Level 3
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	1,123,988
Financial Assets, Fair Value	1,123,988
Trade accounts receivables | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	28,707,048	26,377,820
Trade accounts receivables (subject to factoring) | Financial assets measured at FVTPL | Level 3
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	2,420,512
Financial Assets, Fair Value	2,420,512
Cash and cash equivalents, Current | Financial assets measured at AC
Additional Information on Financial Instruments
Financial Assets, Carrying Amount	€ 58,004,145	€ 81,021,280